Real Estate Facilities	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Real Estate [Abstract]
Real Estate Facilities
Note 3. Real Estate Facilities
The following summarizes the activity in real estate facilities during the nine months ended September 30, 2023:

Balance at December 31, 2022	$1,887,205,645
Impact of foreign exchange rate changes	(458,653)
Improvements and additions	8,237,964
Acquisitions	23,696,536

Balance at September 30, 2023	$1,918,681,492

Accumulated depreciation
Balance at December 31, 2022	$(202,682,688)
Depreciation expense	(39,331,373)
Impact of foreign exchange rate changes	97,602

Balance at September 30, 2023	$(241,916,459)

SSGT II Merger
On June 1, 2022, we closed on our merger with SSGT II (the “SSGT II Merger”). On such date, (the “SSGT II Merger Date”), each share of SSGT II’s common stock, $0.001 par value per share (“SSGT II Common Stock”), issued and outstanding immediately prior to the effective time of the Merger (other than shares owned by us, any subsidiary of ours, or any subsidiary of SSGT II) was automatically converted into the right to receive 0.9118 shares of our Class A Shares, subject to the treatment of fractional shares in accordance with the SSGT II merger agreement (the “SSGT II Merger Consideration”).
As a result, we acquired all of the real estate owned by SSGT II, consisting of (i) 10 wholly-owned self storage facilities located in seven states comprising approximately 7,740 self storage units and approximately 853,900 net rentable square feet, and (ii) SSGT II’s 50% equity interest in three unconsolidated real estate ventures located in the Greater Toronto Area of Ontario, Canada. As of the merger date, the unconsolidated real estate ventures (collectively, the “SSGT II JV Properties”) consisted of one operating self storage property and two parcels of land being developed into self storage facilities, with subsidiaries of SmartCentres Real Estate Investment Trust, an unaffiliated third party (“SmartCentres”) owning the other 50% of such entities. Additionally, we obtained SSGT II’s rights to acquire (i) one parcel of land being developed into a self storage facility in an unconsolidated joint venture with SmartCentres, and (ii) a self storage property under development located in Southern California, which we acquired on July 13, 2023. On January 12, 2023, we acquired the aforementioned parcel of land in an unconsolidated joint venture that we and SmartCentres intend to develop into a self storage facility in the future. As of September 30, 2023, one of the development joint venture properties had been completed and had begun operations.
The following table reconciles the total consideration transferred in the SSGT II Merger:

Fair value of consideration:
Common stock issued	$168,791,577
Cash (1)	76,300,006
Preexisting investments in and advances to SSGT II (2)	16,066,930

Total consideration	$261,158,513

(1)
The approximately $76.3 million in cash was primarily used to pay off approximately $75.1 million of SSGT II’s debt that we did not assume in the SSGT II Merger, as well as approximately $1.2 million in transaction costs.

(2)	Upon our acquisition of SSGT II, we recorded a gain of approximately $16.1 million to record the then fair market value of our special limited partnership interest in SSGT II operating partnership.
We issued approximately 11.5 million Class A Shares to the former SSGT II stockholders in connection with the SSGT II Merger. The estimated fair value of our common stock issued was determined by third party valuation specialists primarily based on an income approach to value our properties as well as our Managed REIT Platform, adjusted for market related adjustments and illiquidity discounts, less the estimated fair value of our debt and other liabilities.
These fair value measurements are based on significant inputs not observable in the market and thus represent a Level 3 measurement as discussed in Note 2 – Summary of Significant Accounting Policies. The key assumptions used in estimating the fair value of our common stock included a marketability discount of 6%, projected annual net operating income, land sales comparisons, growth rates, discount rates, and capitalization rates.

The following table summarizes the relative fair values of the assets acquired and liabilities assumed in the SSGT II Merger:

Assets Acquired:
Land	$21,111,616
Buildings	201,026,974
Site improvements	6,221,128
Construction in process	252,925
Intangible assets (1)	15,688,002
Investments in real estate joint ventures	7,394,539
Cash and cash equivalents, and restricted cash	10,759,283
Other assets	847,359

Total assets acquired	$263,301,826
Liabilities assumed:
Total liabilities assumed (2)	$2,143,313

Total net assets acquired	$261,158,513

(1)
Approximately $8.0 million of the intangible assets acquired related to the intrinsic value of a purchase and sale agreement for the acquisition of a property in San Gabriel, CA that we assumed in the SSGT II Merger and acquired on July 13, 2023. The remainder of the intangible asset relates to value ascribed to the in-place
leases on the properties acquired.

(2)	Liabilities assumed represents accounts payable and other liabilities.
As a result of our acquiring SSGT II and terminating the preexisting advisory and property management agreements with SSGT II, we expensed approximately $2.0 million related to such assets on the acquisition date.
SST IV Merger
On March 17, 2021, we closed on our merger with SST IV (the “SST IV Merger”). On such date, (the “SST IV Merger Date”), we acquired all of the real estate owned by SST IV, consisting of (i) 24 self storage facilities located in nine states comprising approximately 18,000 self storage units and approximately 2.0 million net rentable square feet, and (ii) SST IV’s 50% equity interest in six unconsolidated real estate ventures located in the Greater Toronto Area of Ontario, Canada (collectively the “SST IV JV Properties”). The SST IV JV Properties consisted of three operating self storage properties and three parcels of land in various stages of development into self storage facilities as of the merger date, jointly owned with subsidiaries of SmartCentres. The three development joint venture properties have subsequently been completed and have begun operations.
As a result of the SST IV Merger, approximately 23.1 million Class A Shares were issued in exchange for approximately 10.6 million shares of SST IV common stock.
Self Storage Facility Acquisitions
In connection with the SSGT II Merger, we recorded an intangible asset of approximately $8.0 million related to the intrinsic value of a purchase and sale agreement for the San Gabriel Property which was being developed by the seller into a self storage facility. On July 5, 2023, we entered into an approximately $10.4 million first mortgage bridge loan to the seller, and on July 13, 2023, we closed on the San Gabriel Property and the seller repaid the bridge loan in full. We recorded approximately $23.7 million to Real estate facilities related to the San Gabriel Property, which consisted of the contractual purchase price of approximately $15.5 million, as well as approximately $8.0 million which was previously recorded as an intangible asset.
The following table summarizes the purchase price allocation for the real estate related assets acquired during the nine months ended September 30, 2023:

Acquisition	Acquisition Date	Real Estate Assets	Intangibles	Total (2)	2023 Revenue (3)	2023 Net Operating Income (3)(4)
San Gabriel Property (1)	7/13/2023	$23,696,536	$—	$23,696,536	$—	$—

		$23,696,536	$—	$23,696,536	$—	$—

(1)	This property commenced formal operations in October of 2023.
(2)	The allocations noted above are based on a determination of the relative fair value of the total consideration provided and represent the amount paid including capitalized acquisition costs.
(3)	The operating results of the self storage property acquired have been included in our consolidated statements of operations since its acquisition date.
(4)	Net operating income excludes corporate general and administrative expenses, interest expenses, depreciation, amortization and acquisition related expenses.

Note 3. Real Estate Facilities
The following summarizes the activity in real estate facilities during the years ended December 31, 2022 and 2021:

Real estate facilities
Balance at December 31, 2020	$1,210,102,582
Facilities acquired through merger with SST IV	324,344,636
Facility acquisitions	47,162,974
Impact of foreign exchange rate changes	(138,457)
Improvements and additions (1)	12,151,893
Acquisitions, additions and other (2)	15,689,143
Disposition due to deconsolidation (2)	(15,689,143)

Balance at December 31, 2021	1,593,623,628
Facilities acquired through merger with SSGT II	228,359,718
Other facility acquisitions (3)	69,981,850
Impact of foreign exchange rate changes	(12,984,154)
Improvements and additions (4)	8,224,603

Balance at December 31, 2022	$1,887,205,645

Accumulated depreciation
Balance at December 31, 2020	$(115,903,045)
Depreciation expense	(40,158,233)
Disposition due to deconsolidation (2)	62,466
Impact of foreign exchange rate changes	71,937

Balance at December 31, 2021	(155,926,875)
Depreciation expense	(48,400,073)
Impact of foreign exchange rate changes	1,644,260

Balance at December 31, 2022	$(202,682,688)

(1)
Included herein is an addition to our Riverview, Florida property of approximately $2.3 million, which added approximately 25,400 net rentable square feet and approximately 150 additional units, and opened in June of 2021. The remainder consists primarily of solar panel installations, LED lighting conversions, and other general capital improvements.

(2)
Such activity primarily represents the acquisition of a property completed by SST VI OP, which as of the acquisition date was consolidated within our consolidated financial statements. On May 1, 2021, we deconsolidated SST VI OP as we were no longer the primary beneficiary, which resulted in the removal of such facility from our consolidated balance sheet. Our investment in SST VI OP is now included within “Investments in and advances to managed REITs” within our consolidated balance sheet.

(3)	Such amount includes four individual property acquisitions completed during the year ended December 31, 2022.
(4)	Included herein consists of approximately $1.0 million of solar panel installations, the remainder being comprised of other general capital improvements.
SSGT II Merger
On June 1, 2022, (the “SSGT II Merger Date”), each share of SSGT II’s common stock, $0.001 par value per share (“SSGT II Common Stock”), issued and outstanding immediately prior to the effective time of the Merger (other than shares owned by us, any subsidiary of ours, or any subsidiary of SSGT II) was automatically converted into the right to receive 0.9118 shares of our Class A Shares, subject to the treatment of fractional shares in accordance with the SSGT II merger agreement (the “SSGT II Merger Consideration”).
As a result of the SSGT II Merger, we acquired all of the real estate owned by SSGT II, which as of the SSGT II Merger date consisted of (i) 10 wholly-owned self storage facilities located in seven states comprising approximately 7,740 self storage units and approximately 853,900 net rentable square feet, and (ii) SSGT II’s 50% equity interest in three unconsolidated real estate ventures located in the Greater Toronto Area of Ontario, Canada. The unconsolidated real estate ventures consist of two operating self storage properties and one parcel of land being developed into a self storage facility, with subsidiaries of SmartCentres owning the other 50% of such entities. Additionally, we obtained SSGT II’s rights to acquire (i) one parcel of land being developed into a self storage facility in an unconsolidated joint venture with SmartCentres, and (ii) a self storage property located in Southern California. Subsequent to December 31, 2022, on January 12, 2023, we acquired the aforementioned parcel of land in an unconsolidated joint venture that we and SmartCentres intend to develop into a self storage facility in the future. As of December 31, 2022, one of the development joint venture properties had been completed and had begun operations.
The following table reconciles the total consideration transferred in the SSGT II Merger:

Fair value of consideration:
Common stock issued	$168,791,577
Cash (1)	76,300,006
Preexisting investments in and advances to SSGTII (2)	16,066,930

Total consideration	$261,158,513

(1)
The approximately $76.3 million in cash was primarily used to pay off approximately $75.1 million of SSGT II’s debt that we did not assume in the SSGT II Merger, as well as approximately $1.2 million in transaction costs.

(2)	Upon our acquisition of SSGT II, we recorded a gain of approximately $16.1 million to record the then fair market value of our special limited partnership interest in SSGT II operating partnership.
We issued approximately 11.5 million Class A Shares to the former SSGT II stockholders in connection with the SSGT II Merger. The estimated fair value of our common stock issued was determined by third party valuation specialists primarily based on an income approach to value our properties as well as our Managed REIT Platform, adjusted for market related adjustments and illiquidity discounts, less the estimated fair value of our debt and other liabilities.

These fair value measurements are based on significant inputs not observable in the market and thus represent a Level 3 measurement as discussed in Note 2 – Summary of Significant Accounting Policies. The key assumptions used in estimating the fair value of our common stock included a marketability discount of 6%, projected annual net operating income, land sales comparisons, growth rates, discount rates, and capitalization rates.
The following table summarizes the relative fair values of the assets acquired and liabilities assumed in the SSGT II Merger:

Assets Acquired:
Land	$21,111,616
Buildings	201,026,974
Site improvements	6,221,128
Construction in process	252,925
Intangible assets (1)	15,688,002
Investments in real estate joint ventures	7,394,539
Cash and cash equivalents, and restricted cash	10,759,283
Other assets	847,359

Total assets acquired	$263,301,826
Liabilities assumed:
Total liabilities assumed (2)	$2,143,313

Total net assets acquired	$261,158,513

(1)
Approximately $8.0 million of the intangible assets acquired relates to the value of a purchase and sale agreement for the acquisition of a property in San Gabriel, CA that we assumed in the SSGT II Merger. The remainder of the intangible asset relates to value ascribed to the in-place
leases on the properties acquired.

(2)	Liabilities assumed represents accounts payable and other liabilities.
As a result of our acquiring SSGT II and terminating the preexisting advisory and property management agreements with SSGT II, we expensed approximately $2.0 million related to such assets on the acquisition date.
SST IV Merger
On November 10, 2020, we, SST IV Merger Sub, LLC, a Maryland limited liability company and a wholly-owned subsidiary of ours (“SST IV Merger Sub”), and SST IV entered into an agreement and plan of merger (the “SST IV Merger Agreement”). Pursuant to the terms and conditions set forth in the SST IV Merger Agreement, on March 17, 2021 (the “SST IV Merger Date”), we acquired SST IV by way of a merger of SST IV with and into SST IV Merger Sub, with SST IV Merger Sub being the surviving entity.
On the SST IV Merger Date, each share of SST IV common stock outstanding immediately prior to the SST IV Merger Date (other than shares owned by SST IV and its subsidiaries or us and our subsidiaries) was automatically converted into the right to receive 2.1875 Class A Shares (the “SST IV Merger Consideration”). Immediately prior to the SST IV Merger, all shares of SST IV common stock that were subject to vesting and other restrictions also became fully vested and converted into the right to receive the SST IV Merger Consideration.
As a result of the SST IV Merger, we acquired all of the real estate owned by SST IV, consisting of 24 wholly-owned self storage facilities located across nine states and six self storage real estate joint ventures located in the Greater Toronto Area of Ontario, Canada. As of the SST IV Merger Date, the real estate joint ventures consisted of three operating properties and three properties in various stages of development. As of December 31, 2022, two of the development joint venture properties had been completed and had begun operations.
The following table reconciles the total consideration transferred in the SST IV Merger:

Fair Value of Consideration Transferred:
Common stock issued	$231,412,470
Cash (1)	54,250,000
Other	365,703

Total Consideration Transferred	$286,028,173

(1)
The approximately $54.3 million in cash was primarily used to pay off approximately $54.0 million of SST IV debt that we did not assume in the SST IV Merger, as well as approximately $0.3 million in transaction costs.

We issued approximately 23.1 million Class A Shares to the former SST IV stockholders in connection with the SST IV Merger. The estimated fair value of our common stock issued was determined by third party valuation specialists primarily based on an income approach to value the properties as well as our Managed REIT Platform, adjusted for market related adjustments and illiquidity discounts, less the estimated fair value of our debt and other liabilities.
These fair value measurements are based on significant inputs not observable in the market and thus represent a Level 3 measurement as discussed in Note 2 – Summary of Significant Accounting Policies. The key assumptions used in estimating the fair value of our common stock included a marketability discount of 6%, projected annual net operating income, land sales comparisons, growth rates, discount rates, and capitalization rates.

The following table summarizes the relative fair values of the assets acquired and liabilities assumed in the SST IV Merger:

Assets Acquired:
Land	$54,385,560
Buildings	257,618,228
Site improvements	12,340,848
Construction in progress	1,467,090
Intangible assets	20,052,449
Investments in real estate joint ventures	17,495,254
Cash and cash equivalents, and restricted cash	7,763,490
Other assets	4,145,394

Total assets acquired	$375,268,313
Liabilities assumed:
Debt (1)	$81,165,978
Accounts payable and other liabilities	8,074,162

Total liabilities assumed	$89,240,140

Total net assets acquired	$286,028,173

(1)
Debt assumed includes approximately $40.5 million of debt on the KeyBank SST IV CMBS Loan, a $0.1 million fair market value discount on such debt, and the approximately $40.8 million SST IV TCF Loan. See Note 5 – Debt for additional information.

As a result of our acquiring SST IV and terminating the preexisting advisory and property management agreements with SST IV, and the write off of a special limited partnership interest we had related to SST IV, we expensed approximately $8.4 million related to such assets on the acquisition date.
Self Storage Facility Acquisitions
On February 8, 2022, we purchased a self storage facility located in Algonquin, Illinois (the “Algonquin Property”). The purchase price for the Algonquin Property was approximately $19.0 million, plus closing costs. Upon acquisition, the property was approximately 72.4% occupied. The acquisition was funded with proceeds from the KeyBank Credit Facility Revolver.
On May 10, 2022, we purchased a self storage facility located in Sacramento, California (the “Sacramento II Property”). The purchase price for the Sacramento II Property was approximately $25.4 million, plus closing costs. Upon acquisition, the property was approximately 90.3% occupied. The acquisition was funded with proceeds from the KeyBank Credit Facility Revolver.
On May 17, 2022, we purchased a self storage facility located in St. Johns, Florida (the “St. Johns Property”). The purchase price for the St. Johns Property was approximately $16.3 million, plus closing costs. Upon acquisition, the property was approximately 94.6% occupied. The acquisition was funded with proceeds from the KeyBank Credit Facility Revolver.
On June 28, 2022, we purchased a self storage facility located in Aurora, Colorado (the “Aurora Property”). The purchase price for the Aurora Property was approximately $12.0 million, plus closing costs. Upon acquisition, the property was approximately 82.2% occupied. The acquisition was funded with proceeds from the KeyBank Credit Facility Revolver.
The following table summarizes our purchase price allocation for the real estate related assets acquired during the year ended December 31, 2022:

Acquisition	Acquisition Date	Real Estate Assets	Intangibles		Total (1)	2022 Revenue (2)	2022 Net Operating Income (2)(3)
Algonquin, IL	2/8/2022	$18,156,701	$849,414		$19,006,115	$1,256,278	$759,563
Sacramento II, CA	5/10/2022	24,625,559	754,564		25,380,123	906,035	483,837
St Johns, FL	5/17/2022	15,531,636	773,279		16,304,915	681,421	485,119
SSGT II (4)	6/1/2022	228,359,718	7,732,962	(5)	236,092,680	8,788,369	6,183,805
Aurora IV, CO	6/28/2022	11,667,954	343,779		12,011,733	421,840	242,475

		$298,341,568	$10,453,998		$308,795,566	$12,053,943	$8,154,799

(1)	The allocations noted above are based on a determination of the relative fair value of the total consideration provided and represent the amount paid including capitalized acquisition costs.
(2)
The operating results of the self storage properties acquired during the year ended December 31, 2022 have been included in our consolidated statements of operations since their respective acquisition dates.

(3)	Net operating income excludes corporate general and administrative expenses, interest expenses, depreciation, amortization and acquisition related expenses.
(4)
This acquisition consisted of ten properties, three in Florida, one in Wisconsin, two in Washington, one in Texas, one in California, one in Arizona, and one in Nevada. Other assets and liabilities were also acquired in this acquisition, which are not described immediately above; refer to the disclosure within this footnote to the financial statements further above for additional information.

(5)
This represents the value of the in place lease intangible assets acquired in the SSGT II Merger, and excludes the approximately $8.0 million of value assigned to a purchase and sale agreement contract intangible asset acquired in the SSGT II Merger related to a property in San Gabriel, California.

Potential Acquisitions
We, through our wholly-owned subsidiaries were party to three purchase and sale agreements with unaffiliated third parties for the acquisition of self storage facilities located in the U.S. which had not yet closed as of December 31, 2022. The total purchase price for these properties was approximately $51.2 million, plus closing costs. There can be no assurance that we will complete these acquisitions. If we fail to acquire these properties, in addition to the incurred acquisition costs, we may also forfeit earnest money as a result.
We may assign some or all of the above purchase and sale agreements to one of our Managed REITs.